Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.0%
Anchorage Capital CLO 11 Ltd.
Series 2019-11A, Class AR,
3-Month Term SOFR + 1.40%, 6.72% (A), 07/22/2032 (B)	$ 1,000,000	$ 1,000,069
Anchorage Capital CLO 17 Ltd.
Series 2021-17A, Class A1,
3-Month Term SOFR + 1.43%, 6.75% (A), 07/15/2034 (B)	1,500,000	1,497,462
Apidos CLO XXXI Ltd.
Series 2019-31A, Class A1R,
3-Month Term SOFR + 1.36%, 6.68% (A), 04/15/2031 (B)	1,000,000	1,000,188
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR,
3-Month Term SOFR + 1.25%, 6.57% (A), 01/17/2033 (B)	1,000,000	998,076
ICG US CLO Ltd.
Series 2014-1A, Class A1A2,
3-Month Term SOFR + 1.46%, 6.78% (A), 10/20/2034 (B)	1,500,000	1,493,240
Palmer Square CLO Ltd.
Series 2021-2A, Class A,
3-Month Term SOFR + 1.41%, 6.73% (A), 07/15/2034 (B)	1,500,000	1,500,874
Symphony CLO XIX Ltd.
Series 2018-19A, Class A,
3-Month Term SOFR + 1.22%, 6.54% (A), 04/16/2031 (B)	919,503	919,549
Venture 43 CLO Ltd.
Series 2021-43A, Class A1,
3-Month Term SOFR + 1.50%, 6.82% (A), 04/15/2034 (B)	1,490,000	1,487,749

Total Asset-Backed Securities (Cost $9,843,936)		9,897,207

CORPORATE DEBT SECURITIES - 6.8%
Aerospace & Defense - 0.2%
TransDigm, Inc.
6.25%, 03/15/2026 (B)	500,000	499,309

Commercial Services & Supplies - 1.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/2026 (B)	1,250,000	1,231,326
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028 (B)	200,000	180,205

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
GFL Environmental, Inc.
5.13%, 12/15/2026 (B)	$ 1,000,000	$ 977,623
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026 (B)	1,000,000	999,904

		3,389,058

Construction Materials - 0.4%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (B)	1,000,000	975,742

Containers & Packaging - 0.4%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/2028 (B)	500,000	466,500
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (B)	500,000	466,250

		932,750

Food Products - 0.4%
B&G Foods, Inc.
8.00%, 09/15/2028 (B)	1,000,000	1,042,212

Health Care Providers & Services - 1.2%
LifePoint Health, Inc.
11.00%, 10/15/2030 (B)	500,000	533,484
Tenet Healthcare Corp.
4.25%, 06/01/2029	769,000	713,915
4.63%, 06/15/2028	200,000	189,718
4.88%, 01/01/2026	500,000	495,235
5.13%, 11/01/2027	1,000,000	976,301

		2,908,653

Hotels, Restaurants & Leisure - 0.8%
Caesars Entertainment, Inc.
6.25%, 07/01/2025 (B) (C)	2,000,000	2,009,732

Household Products - 0.4%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.
5.00%, 12/31/2026 (B)	1,000,000	966,610

IT Services - 0.3%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (B)	750,000	686,655

Media - 0.6%
CSC Holdings LLC
5.38%, 02/01/2028 (B)	750,000	644,301
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (B)	250,000	219,300
6.75%, 10/15/2027 (B)	760,000	738,278

		1,601,879

Personal Care Products - 0.5%
Coty, Inc.
5.00%, 04/15/2026 (B)	1,400,000	1,372,896

Pharmaceuticals - 0.1%
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (B)	250,000	228,761

Transamerica Funds	Page 1

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.1%
Altice France SA
5.50%, 01/15/2028 (B)	$ 250,000	$ 197,714

Total Corporate Debt Securities (Cost $16,932,879)		16,811,971

LOAN ASSIGNMENTS - 82.6%
Aerospace & Defense - 0.2%
TransDigm, Inc.
Term Loan J,
3-Month Term SOFR + 3.25%, 8.60% (A), 02/14/2031	500,000	500,397

Automobile Components - 1.0%
First Brands Group LLC
Term Loan,
6-Month Term SOFR + 5.00%, 10.57% (A), 03/30/2027	2,193,924	2,189,354
Mavis Tire Express Services Corp.
Term Loan B,
TBD, 05/04/2028 (D) (E)	394,375	393,973

		2,583,327

Beverages - 0.5%
Badger Buyer Corp.
Term Loan B,
1-Month Term SOFR + 3.50%, 8.95% (A), 09/30/2024	422,288	389,209
Naked Juice LLC
Term Loan,
3-Month Term SOFR + 3.25%, 8.70% (A), 01/24/2029	991,234	936,220

		1,325,429

Broadline Retail - 0.1%
Highline Aftermarket Acquisition LLC
Term Loan B,
1-Month Term SOFR + 4.50%, 9.93% (A), 11/09/2027	257,713	257,390

Building Products - 1.5%
ACProducts, Inc.
Term Loan B,
3-Month Term SOFR + 4.25%, 9.86% (A), 05/17/2028	636,219	548,625
Chamberlain Group, Inc.
Term Loan B,
TBD, 11/03/2028 (D) (E)	250,000	247,552
Chobani LLC
Term Loan,
1-Month Term SOFR + 3.75%, 9.08% (A), 10/25/2027	250,000	250,312
Janus International Group LLC
Term Loan B,
1-Month Term SOFR + 3.25%, 8.70% (A), 08/03/2030	498,750	497,971
LBM Acquisition LLC
Term Loan B,
1-Month Term SOFR + 3.75%, 9.18% (A), 12/17/2027	997,440	988,158
Tamko Building Products LLC
Term Loan,
3-Month Term SOFR + 3.50%, 8.87% (A), 09/20/2030	1,189,441	1,189,441

		3,722,059

	Principal	Value
LOAN ASSIGNMENTS (continued)
Capital Markets - 1.0%
Deerfield Dakota Holding LLC
Term Loan B,
3-Month Term SOFR + 3.75%, 9.10% (A), 04/09/2027	$ 730,639	$ 716,711
FinCo I LLC
Term Loan,
3-Month Term SOFR + 3.00%, 8.31% (A), 06/27/2029	398,000	397,917
Russell Investments US Institutional Holdco, Inc.
Term Loan,
1-Month Term SOFR + 3.50%, 8.84% (A), 05/30/2025 (D)	710,000	668,288
Victory Capital Holdings, Inc.
Term Loan B,
3-Month Term SOFR + 2.25%, 7.68% (A), 07/01/2026	6,084	6,073
3-Month Term SOFR + 2.25%, 7.68% (A), 12/29/2028	742,574	741,646

		2,530,635

Chemicals - 0.6%
LSF11 A5 Holdco LLC
Term Loan,
1-Month Term SOFR + 3.50%, 8.95% (A), 10/15/2028	470,839	467,750
Term Loan B,
1-Month Term SOFR + 4.25%, 9.68% (A), 10/15/2028	497,500	496,256
SCIH Salt Holdings, Inc.
Term Loan B,
1-Month Term SOFR + 4.00%, 3-Month Term SOFR + 4.00%, 9.34% - 9.45% (A), 03/16/2027	496,892	495,417

		1,459,423

Commercial Services & Supplies - 6.5%
ADMI Corp.
Term Loan B2,
1-Month Term SOFR + 3.38%, 8.82% (A), 12/23/2027	437,625	415,607
Term Loan B3,
1-Month Term SOFR + 3.75%, 9.20% (A), 12/23/2027	389,996	373,178
APX Group, Inc.
Term Loan B,
Prime Rate + 2.25%, 1-Month Term SOFR + 3.25%, 8.70% - 10.75% (A), 07/10/2028	989,873	989,167
Asurion LLC
Term Loan B10,
1-Month Term SOFR + 4.00%, 9.43% (A), 08/19/2028	493,750	487,038
Term Loan B9,
1-Month Term SOFR + 3.25%, 8.70% (A), 07/31/2027	1,072,187	1,055,530
BIFM CA Buyer, Inc.
Term Loan B,
1-Month Term SOFR + 3.50%, 8.95% (A), 06/01/2026	493,540	492,306

Transamerica Funds	Page 2

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Corporation Service Co.
Term Loan B,
1-Month Term SOFR + 2.75%, 8.18% (A), 11/02/2029	$ 478,352	$ 478,471
Creative Artists Agency LLC
Term Loan B,
1-Month Term SOFR + 3.50%, 8.83% (A), 11/27/2028	1,216,127	1,215,909
Garda World Security Corp.
Term Loan B,
TBD, 02/01/2029 (D) (E)	169,159	169,008
3-Month Term SOFR + 4.25%, 9.72% (A), 10/30/2026	1,500,000	1,500,234
GFL Environmental, Inc.
1st Lien Term Loan,
3-Month Term SOFR + 2.50%, 7.82% (A), 05/31/2027	949,466	948,873
GTCR W Merger Sub LLC
Term Loan B,
TBD, 09/20/2030 (D) (E)	250,000	249,598
Homeserve USA Holding Corp.
Term Loan,
TBD, 10/21/2030 (D) (E)	1,000,000	998,750
Kingpin Intermediate Holdings LLC
Term Loan B,
1-Month Term SOFR + 3.50%, 8.83% (A), 02/08/2028	1,627,868	1,620,236
LRS Holdings LLC
Term Loan B,
1-Month Term SOFR + 4.25%, 9.70% (A), 08/31/2028	1,176,000	1,158,360
Prime Security Services Borrower LLC
Term Loan A,
6-Month Term SOFR + 2.25%, 7.50% (A), 03/14/2028	493,590	488,654
Ryan LLC
Term Loan,
1-Month Term SOFR + 4.50%, 9.83% (A), 11/14/2030	633,333	634,521
Spin Holdco, Inc.
Term Loan,
3-Month Term SOFR + 4.00%, 9.62% (A), 03/04/2028	942,756	839,524
TruGreen LP
Term Loan,
1-Month Term SOFR + 4.00%, 9.43% (A), 11/02/2027 (D)	1,115,745	1,076,228
WIN Waste Innovations Holdings, Inc.
Term Loan B,
1-Month Term SOFR + 2.75%, 8.20% (A), 03/24/2028	954,155	875,437

		16,066,629

Communications Equipment - 0.6%
Avaya, Inc.
Term Loan,
1-Month Term SOFR + 1.50%, PIK Rate 7.00%, Cash Rate 0.00%, 6.84% - 7.00% (A), 08/01/2028 (F)	791,413	692,486
CommScope, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.70% (A), 04/06/2026	916,767	799,192

		1,491,678

	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction & Engineering - 1.9%
Centuri Group, Inc.
Term Loan B,
1-Month Term SOFR + 2.50%, 7.84% (A), 08/27/2028	$ 434,165	$ 434,087
Osmose Utilities Services, Inc.
Term Loan,
1-Month Term SOFR + 3.25%, 8.70% (A), 06/23/2028	1,331,441	1,322,287
Pike Corp.
Term Loan B,
1-Month Term SOFR + 3.00%, 8.45% (A), 01/21/2028	1,808,422	1,808,610
VM Consolidated, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.70% (A), 03/24/2028	1,053,643	1,054,302

		4,619,286

Construction Materials - 0.6%
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month Term SOFR + 2.63%, 8.07% (A), 02/01/2027	1,088,668	1,087,579
Term Loan B,
1-Month Term SOFR + 2.75%, 8.20% (A), 03/19/2029	343,875	343,553

		1,431,132

Consumer Finance - 0.1%
Nuvei Technologies Corp.
Term Loan,
3-Month Term SOFR + 3.00%, 8.41% (A), 12/19/2030	225,000	224,606

Consumer Staples Distribution & Retail - 0.9%
Quirch Foods Holdings LLC
Term Loan,
3-Month Term SOFR + 4.75%, 10.39% (A), 10/27/2027	972,299	969,869
US Foods, Inc.
Term Loan B,
1-Month Term SOFR + 2.50%, 7.95% (A), 11/22/2028	1,202,500	1,205,256

		2,175,125

Containers & Packaging - 7.0%
Altium Packaging LLC
Term Loan B,
1-Month Term SOFR + 2.75%, 8.20% (A), 02/03/2028	991,084	987,059
Anchor Glass Container Corp.
Term Loan,
3-Month Term SOFR + 5.00%, 10.83% - 10.90% (A), 06/07/2026	634,546	525,087
Anchor Packaging Inc.
Term Loan B,
1-Month Term SOFR + 3.50%, 8.93% (A), 07/18/2026	1,496,084	1,486,733
Berlin Packaging LLC
Term Loan B5,
1-Month Term SOFR + 3.75%, 3-Month Term SOFR + 3.75%, 9.22% - 9.36% (A), 03/11/2028	970,113	963,704

Transamerica Funds	Page 3

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Canister International Group, Inc.
Term Loan B,
1-Month Term SOFR + 4.75%, 10.18% (A), 12/21/2026	$ 1,708,503	$ 1,709,785
Clydesdale Acquisition Holdings, Inc.
Term Loan B,
1-Month Term SOFR + 3.68%, 9.11% (A), 04/13/2029	1,428,250	1,417,895
Graham Packaging Co., Inc.
Term Loan,
1-Month Term SOFR + 3.00%, 8.45% (A), 08/04/2027	1,578,302	1,575,267
Klockner-Pentaplast of America, Inc.
Term Loan B,
6-Month Term SOFR + 4.73%, 10.48% (A), 02/12/2026	583,500	560,160
Plastipak Packaging, Inc.
Term Loan B,
Prime Rate + 1.50%, 1-Month Term SOFR + 2.50%, 7.93% - 10.00% (A), 12/01/2028	916,711	914,584
Plaze, Inc.
Term Loan,
Prime Rate + 2.75%, 1-Month Term SOFR+ 3.75%, 9.20% (A), 08/03/2026	242,500	238,256
Pregis TopCo Corp.
1st Lien Term Loan,
1-Month Term SOFR + 3.75%, 9.08% (A), 07/31/2026	1,300,720	1,299,704
Term Loan,
1-Month Term SOFR + 3.75%, 9.20% (A), 07/31/2026	366,563	365,875
Pretium Packaging LLC
Term Loan A,
TBD, 10/02/2028 (D) (E)	1,006,389	999,679
Proampac PG Borrower LLC
Term Loan,
3-Month Term SOFR + 4.50%, 9.80% - 9.87% (A), 09/15/2028	1,212,093	1,212,093
Reynolds Group Holdings, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.70% (A), 09/24/2028	993,750	993,543
Term Loan B2,
1-Month Term SOFR + 3.25%, 8.70% (A), 02/05/2026	558,031	558,310
Tosca Services LLC
Term Loan,
3-Month Term SOFR + 3.50%, 9.07% (A), 08/18/2027	688,514	564,581
Trident TPI Holdings, Inc.
Term Loan B3,
3-Month Term SOFR + 4.00%, 9.61% (A), 09/15/2028	977,516	973,986

		17,346,301

Diversified Consumer Services - 1.3%
AI Aqua Merger Sub, Inc.
Term Loan,
1-Month Term SOFR + 4.25%, 2.13% - 9.59% (A), 07/31/2028	1,239,130	1,232,935

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Consumer Services (continued)
IVC Acquisition Ltd.
Term Loan B,
3-Month Term SOFR + 5.50%, 10.89% (A), 11/17/2028	$ 1,250,000	$ 1,250,000
Pre-Paid Legal Services, Inc.
Term Loan,
1-Month Term SOFR + 3.75%, 9.20% (A), 12/15/2028	732,071	726,682

		3,209,617

Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.
Term Loan B,
1-Month Term SOFR + 2.25%, 7.70% (A), 03/15/2027	282,352	194,218
Global Tel*Link Corp.
1st Lien Term Loan,
3-Month Term SOFR + 4.25%, 9.68% (A), 11/29/2025	809,719	780,569
Zayo Group Holdings, Inc.
Term Loan,
1-Month Term SOFR + 3.00%, 8.45% (A), 03/09/2027	500,000	422,557

		1,397,344

Electric Utilities - 0.1%
Generation Bridge Northeast LLC
Term Loan B,
1-Month Term SOFR + 4.25%, 9.58% (A), 08/22/2029	293,513	294,614

Electrical Equipment - 0.2%
C&D Technologies, Inc.
Term Loan B,
1-Month Term SOFR + 5.75%, 11.20% (A), 12/20/2025	526,993	481,408

Electronic Equipment, Instruments & Components - 0.9%
GoTo Group, Inc.
Term Loan B,
1-Month Term SOFR + 4.75%, 10.18% - 10.18% (A), 08/31/2027	859,190	411,337
Roper Industrial Products Investment Co. LLC
Term Loan,
3-Month Term SOFR + 4.00%, 9.35% (A), 11/22/2029	1,790,263	1,789,594

		2,200,931

Energy Equipment & Services - 0.5%
Kohler Energy Co. LLC
Term Loan B,
TBD, 01/27/2031 (D) (E)	1,300,000	1,264,250

Financial Services - 1.3%
AlixPartners LLP
Term Loan B,
1-Month Term SOFR + 2.75%, 8.20% (A), 02/04/2028	1,482,222	1,480,988
Avolon TLB Borrower 1 LLC
Term Loan B6,
1-Month Term SOFR + 2.00%, 7.34% (A), 06/22/2028	245,641	245,475
Castlelake Aviation Ltd.
Term Loan B,
3-Month Term SOFR + 2.50%, 8.15% (A), 10/22/2026	706,978	705,564

Transamerica Funds	Page 4

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Financial Services (continued)
Fly Funding II SARL
Term Loan B,
3-Month LIBOR + 1.75%, 7.38% (A), 08/11/2025	$ 88,811	$ 83,860
NBG Acquisition, Inc.
Term Loan,
TBD, 04/26/2024 (D) (E) (G) (H)	443,904	11,097
NCR Atleos LLC
Term Loan B,
1-Month Term SOFR + 4.75%, 10.16% - 10.18% (A), 03/27/2029	675,000	673,946

		3,200,930

Food Products - 3.3%
8th Avenue Food & Provisions, Inc.
1st Lien Term Loan,
1-Month Term SOFR + 3.75%, 9.20% (A), 10/01/2025	842,184	815,690
Term Loan,
1-Month Term SOFR + 4.75%, 10.20% (A), 10/01/2025	488,750	473,477
B&G Foods, Inc.
Term Loan B4,
1-Month Term SOFR + 2.50%, 7.83% (A), 10/10/2026	948,557	943,962
Chef’s Warehouse Leasing Co. LLC
Term Loan B,
1-Month Term SOFR + 4.75%, 10.18% (A), 08/23/2029	163,119	162,814
Del Monte Foods, Inc.
Term Loan,
1-Month Term SOFR + 4.25%, 9.68% (A), 05/16/2029	588,146	526,023
Nomad Foods US LLC
Term Loan B4,
6-Month Term SOFR + 3.00%, 8.47% (A), 11/13/2029	1,980,000	1,979,010
Shearer’s Foods, Inc.
Term Loan,
1-Month Term SOFR + 3.50%, 8.95% (A), 09/23/2027	412,987	412,643
Term Loan B,
TBD, 01/31/2031 (D) (E)	1,200,000	1,195,500
Upfield BV
Term Loan B7,
6-Month Term SOFR + 4.75%, 10.31% (A), 01/02/2028	1,621,200	1,602,961

		8,112,080

Ground Transportation - 1.0%
Avis Budget Car Rental LLC
Term Loan C,
1-Month Term SOFR + 3.00%, 8.43% (A), 03/16/2029	890,661	890,661
Hertz Corp.
Term Loan B,
1-Month Term SOFR + 3.75%, 9.08% (A), 06/30/2028	1,500,000	1,490,157

		2,380,818

Health Care Equipment & Supplies - 1.1%
Bausch & Lomb Corp.
Term Loan,
1-Month Term SOFR + 3.25%, 8.68% (A), 05/10/2027	640,250	625,133

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies (continued)
Carestream Dental Equipment, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 8.86% (A), 09/01/2024	$ 389,155	$ 296,731
Medline Borrower LP
Term Loan B,
1-Month Term SOFR + 3.00%, 8.45%(A), 10/23/2028	1,945,574	1,942,129

		2,863,993

Health Care Providers & Services - 6.0%
Agiliti Health, Inc.
Term Loan,
3-Month Term SOFR + 3.00%, 8.33% (A), 05/01/2030	1,496,250	1,488,769
AHP Health Partners, Inc.
Term Loan B,
1-Month Term SOFR + 3.50%, 8.95% (A), 08/24/2028	1,371,997	1,373,026
Charlotte Buyer, Inc.
1st Lien Term Loan,
1-Month Term SOFR + 5.25%, 10.59% (A), 02/11/2028	1,287,000	1,287,893
Dermatology Intermediate Holdings III, Inc.
Term Loan B,
3-Month Term SOFR + 4.25%, 9.56% (A), 03/30/2029	985,300	959,128
Elanco Animal Health, Inc.
Term Loan B,
1-Month Term SOFR + 1.75%, 7.20% (A), 08/01/2027	286,205	280,750
Heartland Dental LLC
Term Loan B,
1-Month Term SOFR + 5.00%, 10.34% (A), 04/28/2028	1,494,994	1,488,368
ICON Luxembourg SARL
Term Loan,
3-Month Term SOFR + 2.25%, 7.86% (A), 07/03/2028	280,734	280,769
LifePoint Health, Inc.
Term Loan B,
3-Month Term SOFR + 5.50%, 11.09% (A), 11/16/2028	746,000	743,824
Midwest Physician Administrative Services LLC
Term Loan,
3-Month Term SOFR + 3.25%, 8.86% (A), 03/12/2028	412,098	365,325
Pacific Dental Services LLC
Term Loan,
1-Month Term SOFR + 3.50%, 8.95% (A), 05/05/2028	997,442	995,365
Packaging Coordinators Midco, Inc.
1st Lien Term Loan,
2-Month Term SOFR + 3.50%, 9.11%(A), 11/30/2027 (D)	1,751,578	1,743,642
Quorum Health Corp.
Term Loan,
3-Month Term SOFR + 8.25%, 13.68% (A), 04/29/2025	1,088,787	653,272

Transamerica Funds	Page 5

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Radnet Management, Inc.
Term Loan,
Prime Rate + 2.00%, 3-Month Term SOFR+ 3.00%, 8.57% (A), 04/21/2028	$ 1,659,528	$ 1,658,906
Star Parent, Inc.
Term Loan B,
3-Month Term SOFR + 4.00%, 9.35% (A), 09/27/2030	1,500,000	1,463,974

		14,783,011

Health Care Technology - 0.4%
Athenahealth Group, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.58% (A), 02/15/2029	1,097,643	1,080,492

Hotels, Restaurants & Leisure - 7.1%
1011778 BC Unlimited Liability Co.
Term Loan B5,
1-Month Term SOFR + 2.25%, 7.58% (A), 09/20/2030	1,000,000	994,062
Bally’s Corp.
Term Loan B,
3-Month Term SOFR + 3.25%, 8.83% (A), 10/02/2028	831,234	775,542
Caesars Entertainment, Inc.
Term Loan B,
3-Month Term SOFR + 3.25%, 8.66% (A), 02/06/2030	545,875	544,662
Term Loan B1,
TBD, 01/24/2031 (D) (E)	2,000,000	1,994,166
Carnival Corp.
Term Loan B,
1-Month Term SOFR + 3.00%, 8.34% (A), 08/08/2027	497,500	497,189
Dave & Buster’s, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.63% (A), 06/29/2029	997,500	995,976
Flynn Restaurant Group LP
Term Loan B,
1-Month Term SOFR + 4.25%, 9.70% (A), 12/01/2028	1,449,829	1,452,246
Hilton Domestic Operating Co., Inc.
Term Loan B4,
1-Month Term SOFR + 2.00%, 7.44% (A), 11/08/2030	250,000	250,031
Hilton Grand Vacations Borrower LLC
Term Loan B,
1-Month Term SOFR + 2.75%, 8.08% (A), 01/17/2031	500,000	498,437
1-Month Term SOFR + 2.75%, 8.20% (A), 08/02/2028	729,242	727,419
IRB Holding Corp.
Term Loan B,
TBD, 12/15/2027 (D) (E)	1,500,000	1,493,749
Light & Wonder International, Inc.
Term Loan,
1-Month Term SOFR + 2.75%, 8.08% (A), 04/14/2029	2,265,500	2,253,040
PENN Entertainment, Inc.
Term Loan B,
1-Month Term SOFR + 2.75%, 8.18% (A), 05/03/2029	1,329,750	1,325,133

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings LP
Term Loan B,
3-Month Term SOFR + 3.25%, 8.58% (A), 04/04/2029	$ 1,248,525	$ 1,237,427
Travel & Leisure Co.
Term Loan B,
TBD, 12/14/2029 (D) (E)	1,000,000	999,583
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month Term SOFR + 2.75%, 8.20% (A), 05/18/2025	1,594,294	1,592,966

		17,631,628

Household Durables - 0.6%
Libbey Glass, Inc.
Term Loan,
3-Month Term SOFR + 6.50%, 11.97% (A), 11/22/2027	551,237	523,676
Solis IV BV
Term Loan B1,
3-Month Term SOFR + 3.50%, 8.88% (A), 02/26/2029	985,000	967,059

		1,490,735

Household Products - 0.3%
Energizer Holdings, Inc.
Term Loan,
1-Month Term SOFR + 2.25%, 7.70% (A), 12/22/2027	708,996	705,831

Independent Power & Renewable Electricity Producers - 0.6%
Calpine Construction Finance Co. LP
Refinance Term Loan B,
1-Month Term SOFR + 2.25%, 7.59% (A), 07/31/2030	1,424,555	1,414,049

Insurance - 2.1%
Acrisure LLC
Term Loan B,
3-Month LIBOR + 3.50%, 9.15% (A), 02/15/2027	997,409	991,354
Alliant Holdings Intermediate LLC
Term Loan B6,
1-Month Term SOFR + 3.50%, 8.83% (A), 11/06/2030	813,287	814,341
AmWINS Group, Inc.
Term Loan B,
1-Month Term SOFR + 2.25%, 7.70% (A), 02/19/2028	1,496,146	1,488,199
Broadstreet Partners, Inc.
Term Loan B2,
1-Month Term SOFR + 3.25%, 8.70% (A), 01/27/2027	1,073,333	1,070,284
Hub International Ltd.
Term Loan B,
TBD, 06/20/2030 (D) (E)	774,570	774,570

		5,138,748

IT Services - 1.7%
Banff Merger Sub, Inc.
Term Loan,
1-Month Term SOFR + 4.25%, 9.58% (A), 12/29/2028	1,225,028	1,225,551

Transamerica Funds	Page 6

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services (continued)
Conduent Business Services LLC
Term Loan B,
1-Month Term SOFR + 4.25%, 9.70% (A), 10/16/2028	$ 341,971	$ 331,427
Peraton Corp.
Term Loan B,
1-Month Term SOFR + 3.75%, 9.18% (A), 02/01/2028	755,570	753,786
Tempo Acquisition LLC
Term Loan B,
1-Month Term SOFR + 2.75%, 8.08% (A), 08/31/2028	1,948,695	1,947,651

		4,258,415

Leisure Products - 0.2%
Recess Holdings, Inc.
Term Loan,
3-Month Term SOFR + 4.00%, 9.39% (A), 03/29/2027	498,750	496,880

Life Sciences Tools & Services - 0.7%
IQVIA, Inc.
Term Loan B4,
3-Month Term SOFR + 2.00%, 7.35% (A), 01/02/2031	500,000	500,486
Parexel International Corp.
1st Lien Term Loan,
1-Month Term SOFR + 3.25%, 8.70% (A), 11/15/2028	1,296,888	1,292,673

		1,793,159

Machinery - 3.6%
Chart Industries, Inc.
Term Loan,
1-Month Term SOFR + 3.25%, 8.70% (A), 03/15/2030	1,508,057	1,508,057
Columbus McKinnon Corp.
Term Loan B,
3-Month Term SOFR + 2.75%, 8.39% (A), 05/14/2028	406,951	406,442
CPM Holdings, Inc.
Term Loan,
1-Month Term SOFR + 4.50%, 9.85% (A), 09/28/2028	1,182,342	1,182,096
Filtration Group Corp.
Term Loan,
1-Month Term SOFR + 3.50%, 8.95% (A), 10/21/2028	1,955,000	1,951,579
Harsco Corp.
Term Loan,
1-Month Term SOFR + 2.25%, 7.70% (A), 03/10/2028	733,092	723,928
Hillman Group, Inc.
Term Loan B1,
1-Month Term SOFR + 2.75%, 8.20% (A), 07/14/2028	367,749	366,677
Madison IAQ LLC
Term Loan,
1-Month Term SOFR + 3.25%, 8.70% (A), 06/21/2028	496,183	491,966

	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery (continued)
SPX Flow, Inc.
Term Loan,
1-Month Term SOFR + 4.50%, 9.93% (A), 04/05/2029	$ 914,984	$ 914,069
Tiger Acquisition LLC
Term Loan,
TBD, 06/01/2028 (D) (E)	1,374,680	1,363,389

		8,908,203

Media - 5.4%
ABG Intermediate Holdings 2 LLC
Term Loan B1,
1-Month Term SOFR + 4.00%, 8.93% (A), 12/21/2028	1,034,250	1,036,189
Arches Buyer, Inc.
Term Loan B,
1-Month Term SOFR + 3.25%, 8.68% (A), 12/06/2027	504,891	492,458
Cogeco Communications Finance LP
Term Loan B,
1-Month Term SOFR + 2.50%, 7.95% (A), 09/01/2028	481,376	466,533
Coral-US Co-Borrower LLC
Term Loan B6,
1-Month Term SOFR + 3.00%, 8.45% (A), 10/15/2029	706,917	698,228
CSC Holdings LLC
Term Loan B6,
1-Month Term SOFR + 4.50%, 9.83% (A), 01/18/2028	483,488	471,401
DirecTV Financing LLC
Term Loan,
2-Month Term SOFR + 5.25%, 10.83% (A), 08/02/2029	1,236,125	1,235,609
EW Scripps Co.
Term Loan B2,
1-Month Term SOFR + 2.56%, 8.01% (A), 05/01/2026	188,599	187,986
MH Sub I LLC
Term Loan,
1-Month Term SOFR + 4.25%, 9.58% (A), 05/03/2028	1,469,260	1,437,487
Mission Broadcasting, Inc.
Term Loan B,
1-Month Term SOFR + 2.50%, 7.95% (A), 06/02/2028	637,434	636,770
Nexstar Broadcasting, Inc.
Term Loan B4,
1-Month Term SOFR + 2.50%, 7.95% (A), 09/18/2026	471,791	471,545
Simon & Schuster, Inc.
Term Loan B,
3-Month Term SOFR + 4.00%, 9.32% (A), 10/30/2030	450,000	450,000
Sinclair Television Group, Inc.
Term Loan B2B,
1-Month Term SOFR + 2.50%, 7.95% (A), 09/30/2026	968,396	944,590
Term Loan B4,
1-Month Term SOFR + 3.75%, 9.18% (A), 04/21/2029	246,250	222,164
Univision Communications, Inc.
1st Lien Term Loan B,
1-Month Term SOFR + 3.25%, 8.70% (A), 03/15/2026	727,529	726,417
Term Loan B,
1-Month Term SOFR + 3.25%, 8.70% (A), 01/31/2029	147,375	147,007

Transamerica Funds	Page 7

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
UPC Financing Partnership
Term Loan AX,
1-Month Term SOFR + 3.00%, 8.45% (A), 01/31/2029	$ 1,477,285	$ 1,448,970
Virgin Media Bristol LLC
Term Loan Q,
1-Month Term SOFR + 3.25%, 8.70% (A), 01/31/2029	1,482,278	1,468,073
Ziggo Financing Partnership
Term Loan I,
1-Month Term SOFR + 2.50%, 7.95% (A), 04/30/2028	769,000	750,309

		13,291,736

Metals & Mining - 0.2%
Arsenal AIC Parent LLC
Term Loan,
1-Month Term SOFR + 4.50%, 9.83% (A), 08/18/2030	498,750	498,594
Phoenix Services International LLC
Term Loan,
1-Month Term SOFR + 6.10%, 11.44% (A), 06/30/2028 (D)	566	526

		499,120

Oil, Gas & Consumable Fuels - 1.9%
Apro LLC
Term Loan,
1-Month Term SOFR + 3.75%, 9.21% (A), 11/14/2026	967,545	967,847
BW Gas & Convenience Holdings LLC
Term Loan B,
1-Month Term SOFR + 3.50%, 8.95% (A), 03/31/2028	1,087,027	1,073,439
Delek US Holdings, Inc.
Term Loan B,
1-Month Term SOFR + 3.50%, 8.93% (A), 11/19/2029	788,524	787,143
EG Group Ltd.
Term Loan B,
3-Month Term SOFR + 5.50%, 11.24% (A), 02/07/2028	1,389,575	1,365,258
Par Petroleum LLC
Term Loan B,
3-Month Term SOFR + 4.25%, 9.74% (A), 02/28/2030	485,000	484,091
Prairie ECI Acquiror LP
Term Loan B,
1-Month Term SOFR + 4.75%, 10.18% (A), 03/11/2026	2,157	2,153

		4,679,931

Paper & Forest Products - 0.5%
Domtar Corp.
Term Loan B,
1-Month Term SOFR + 5.50%, 5.61% (A), 11/30/2028	948,242	926,907
Spectrum Group Buyer, Inc.
Term Loan B,
3-Month Term SOFR + 6.50%, 11.81% (A), 05/19/2028	519,855	434,079

		1,360,986

	Principal	Value
LOAN ASSIGNMENTS (continued)
Passenger Airlines - 1.2%
American Airlines, Inc.
1st Lien Term Loan,
3-Month Term SOFR + 3.50%, 8.87% (A), 06/04/2029	$ 1,500,000	$ 1,496,954
United Airlines, Inc.
Term Loan B,
1-Month Term SOFR + 3.75%, 9.20% (A), 04/21/2028	1,172,833	1,172,996
WestJet Loyalty LP
Term Loan B,
TBD, 01/31/2031 (D) (E)	275,000	272,250

		2,942,200

Personal Care Products - 0.5%
KDC/ONE Development Corp., Inc.
Term Loan B,
1-Month Term SOFR + 5.00%, 10.33% (A), 08/15/2028	500,000	498,125
Kronos Acquisition Holdings, Inc.
Term Loan B,
3-Month Term SOFR + 3.75%, 9.36% (A), 12/22/2026	636,639	636,142

		1,134,267

Pharmaceuticals - 2.0%
Amneal Pharmaceuticals LLC
Term Loan B,
1-Month Term SOFR + 5.50%, 10.83% (A), 05/04/2028	1,000,000	989,750
Bausch Health Cos., Inc.
Term Loan B,
1-Month Term SOFR + 5.25%, 10.69% (A), 02/01/2027	693,750	545,288
Curium BidCo SARL
Term Loan B,
3-Month Term SOFR + 4.50%, 9.85% (A), 07/31/2029	1,789,763	1,787,525
Grifols Worldwide Operations USA, Inc.
Term Loan B,
3-Month Term SOFR + 2.00%, 7.54% (A), 11/15/2027	498,701	485,383
Organon & Co.
Term Loan,
1-Month Term SOFR + 3.00%, 8.45% (A), 06/02/2028	622,312	620,756
Perrigo Investments LLC
Term Loan B,
1-Month Term SOFR + 2.25%, 7.68% (A), 04/20/2029	500,000	497,656
PRA Health Sciences, Inc.
Term Loan,
3-Month Term SOFR + 2.25%, 7.86% (A), 07/03/2028	69,945	69,954

		4,996,312

Professional Services - 1.5%
Dun & Bradstreet Corp.
Term Loan B,
TBD, 01/18/2029 (C) (D) (E)	203,039	202,836
Term Loan B2,
1-Month Term SOFR + 3.00%, 8.34% (A), 01/18/2029	880,556	879,456
Ensemble RCM LLC
Term Loan B,
TBD, 08/03/2029 (D) (E)	500,000	499,140

Transamerica Funds	Page 8

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Professional Services (continued)
KUEHG Corp.
Term Loan,
3-Month Term SOFR + 5.00%, 10.35% (A), 06/12/2030	$ 498,750	$ 498,828
NAB Holdings LLC
Term Loan,
3-Month Term SOFR + 2.75%, 8.25% (A), 11/23/2028	497,462	496,840
TransUnion LLC
Term Loan B6,
1-Month Term SOFR + 2.25%, 7.70% (A), 12/01/2028	609,032	608,355
VT Topco, Inc.
Term Loan B,
1-Month Term SOFR + 4.25%, 9.58% (A), 08/09/2030	500,000	501,281

		3,686,736

Real Estate Management & Development - 1.1%
Brookfield WEC Holdings, Inc.
Term Loan,
TBD, 0.08%, 08/01/2025 (D) (E)	1,994,859	1,983,887
Cushman & Wakefield US Borrower LLC
Term Loan,
1-Month Term SOFR + 3.25%, 8.68% (A), 01/31/2030	739,436	731,118
Term Loan B,
1-Month Term SOFR + 2.75%, 8.20% (A), 08/21/2025	72,667	72,485

		2,787,490

Semiconductors & Semiconductor Equipment - 0.2%
MKS Instruments, Inc.
Term Loan B,
1-Month Term SOFR + 2.50%, 7.85% (A), 08/17/2029	634,406	632,468

Software - 5.5%
AppLovin Corp.
Term Loan B,
1-Month Term SOFR + 3.10%, 8.43% (A), 10/25/2028	245,625	245,011
Central Parent, Inc.
Term Loan B,
3-Month Term SOFR + 4.00%, 9.35% (A), 07/06/2029	1,488,750	1,490,301
Ceridian HCM Holding, Inc.
Term Loan B,
3-Month Term SOFR + 2.50%, 7.95% (A), 04/30/2025	680,481	680,622
Cornerstone OnDemand, Inc.
Term Loan,
1-Month Term SOFR + 3.75%, 9.20% (A), 10/16/2028	736,875	715,229
Epicor Software Corp.
Term Loan,
1-Month Term SOFR + 3.25%, 8.70% (A), 07/30/2027	1,397,101	1,397,578
Helios Software Holdings, Inc.
Term Loan,
TBD, 07/18/2030 (D) (E)	250,000	245,625
Term Loan B,
TBD, 07/18/2030 (D) (E)	250,000	248,438
3-Month Term SOFR + 3.75%, 9.25% (A), 03/11/2028	1,320,000	1,302,262

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Magenta Buyer LLC
1st Lien Term Loan,
3-Month Term SOFR + 5.00%, 10.57% (A), 07/27/2028	$ 1,110,910	$ 720,240
Mitchell International, Inc.
Term Loan,
3-Month Term SOFR + 3.75%, 9.40% (A), 10/15/2028	250,000	247,778
Open Text Corp.
Term Loan B,
1-Month Term SOFR + 2.75%, 8.18% (A), 01/31/2030	920,265	920,265
Polaris Newco LLC
Term Loan B,
3-Month Term SOFR + 4.00%, 9.57% (A), 06/02/2028	590,840	575,626
Rackspace Technology Global, Inc.
Term Loan B,
1-Month Term SOFR + 2.75%, 8.21% (A), 02/15/2028	1,576,283	666,471
Sophia LP
Term Loan B,
1-Month Term SOFR + 3.50%, 8.93% (A), 10/07/2027	1,261,558	1,258,404
1-Month Term SOFR + 4.25%, 9.58% (A), 10/07/2027	492,500	491,371
SS&C Technologies, Inc.
Term Loan B5,
1-Month Term SOFR + 1.75%, 7.20% (A), 04/16/2025	417,513	417,593
Term Loan B6,
1-Month Term SOFR + 2.25%, 7.68% (A), 03/22/2029	128,775	128,737
Term Loan B7,
1-Month Term SOFR + 2.25%, 7.68% (A), 03/22/2029	250,294	250,222
Ultimate Software Group, Inc.
Term Loan,
3-Month Term SOFR + 3.25%, 8.68% (A), 05/04/2026	676,704	676,012
Term Loan B,
TBD, 01/30/2031 (D) (E)	1,050,000	1,051,313

		13,729,098

Specialty Retail - 3.7%
Belron Finance US LLC
Term Loan,
TBD, 04/13/2028 (D) (E)	997,436	996,812
Driven Holdings LLC
Term Loan B,
1-Month Term SOFR + 3.00%, 8.45% (A), 12/17/2028	997,462	990,292
Great Outdoors Group LLC
Term Loan B1,
1-Month Term SOFR + 3.75%, 9.20% (A), 03/06/2028	1,450,909	1,446,012
Mavis Tire Express Services Corp.
Term Loan B,
1-Month Term SOFR + 3.75%, 9.08% (A), 05/04/2028 (D)	987,342	986,262
Petco Health & Wellness Co., Inc. Term Loan B, 3-Month Term SOFR + 3.25%, 8.86% (A), 03/03/2028	805,682	754,823

Transamerica Funds	Page 9

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Specialty Retail (continued)
PetSmart, Inc.
Term Loan B,
1-Month Term SOFR + 3.75%, 9.18% (A), 02/11/2028	$ 2,157,563	$ 2,144,978
Rent-A-Center, Inc.
1st Lien Term Loan B,
3-Month Term SOFR + 3.25%, 9.12% (A), 02/17/2028	1,324,187	1,321,290
WOOF Holdings, Inc.
1st Lien Term Loan,
3-Month Term SOFR + 3.75%, 9.36% (A), 12/21/2027	665,790	539,845

		9,180,314

Technology Hardware, Storage & Peripherals - 0.3%
NEP Group, Inc.
Term Loan B,
3-Month Term SOFR + 3.25%, PIK Rate 1.50%, Cash Rate 0.00%, 1.50% - 8.70% (A), 08/19/2026 (C) (F)	772,704	750,811

Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc.
Term Loan B,
3-Month Term SOFR + 3.00%, 8.50% (A), 02/20/2029	451,000	450,749
Hanesbrands, Inc.
Term Loan B,
1-Month Term SOFR + 3.75%, 9.08% (A), 03/08/2030	1,496,231	1,484,074
Varsity Brands, Inc.
Term Loan,
1-Month Term SOFR + 5.00%, 10.45% (A), 12/15/2026	1,393,481	1,386,224

		3,321,047

Trading Companies & Distributors - 0.6%
Veritiv Corp.
Term Loan B,
3-Month Term SOFR + 5.00%, 10.35% (A), 11/30/2030	1,500,000	1,469,062

Transportation Infrastructure - 0.2%
First Student Bidco, Inc.
Term Loan B,
3-Month Term SOFR + 3.00%, 8.61% (A), 07/21/2028	357,680	352,890
Term Loan C,
3-Month Term SOFR + 3.00%, 8.36% (A), 07/21/2028	108,483	107,030

		459,920

Wireless Telecommunication Services - 0.4%
Altice France SA
Term Loan B14,
3-Month Term SOFR + 5.50%, 10.81% (A), 08/15/2028	979,710	888,352

Total Loan Assignments (Cost $208,489,778)		204,650,403

	Shares	Value
COMMON STOCKS - 0.2%
Household Durables - 0.1%
API Heat Transfer Intermediate Corp. (H) (I) (J) (K)	889,572	$ 1
LG Parent Holding Co. (H) (I)	30,405	152,025

		152,026

Metals & Mining - 0.0% (L)
Phoenix Services International LLC (H) (I) (J) (M)	14,948	71,003

Software - 0.1%
Avaya Holdings Corp. (H) (I)	41,536	269,984

Textiles, Apparel & Luxury Goods - 0.0% (L)
Men’s Wearhouse, Inc. (H) (I) (J)	7,650	91,800

Total Common Stocks (Cost $986,532)		584,813

PREFERRED STOCK - 0.0%
Household Durables - 0.0%
API Heat Transfer Intermediate Corp., 0.00% (H) (I) (J) (K)	189,500	0

Total Preferred Stock (Cost $189,500)		0

EXCHANGE-TRADED FUNDS - 1.1%
U.S. Fixed Income Funds - 1.1%
Invesco Senior Loan ETF	63,440	1,332,874
SPDR Blackstone Senior Loan ETF (N)	31,965	1,341,252

Total Exchange-Traded Funds (Cost $2,663,176)		2,674,126

	Principal	Value
COMMERCIAL PAPER - 2.0%
Financial Services - 1.6%
Chesham Finance LLC 5.44% (O), 02/01/2024 (B)	$ 1,500,000	1,499,778
Ebury Finance LLC 5.44% (O), 02/01/2024 (B)	1,500,000	1,499,778
Longship Funding LLC 5.40% (O), 02/02/2024 (B)	1,000,000	999,705

		3,999,261

Food Products - 0.4%
Cargill Global Funding PLC 5.39% (O), 02/05/2024 (B)	1,000,000	998,968

Total Commercial Paper (Cost $4,999,262)		4,998,229

Transamerica Funds	Page 10

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% (L)
Securities Lending Collateral - 0.0% (L)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (O)	22,016	$ 22,016

Total Other Investment Company (Cost $22,016)		22,016

	Principal	Value
REPURCHASE AGREEMENT - 9.6%
Fixed Income Clearing Corp., 2.50% (O), dated 01/31/2024, to be repurchased at $23,712,100 on 02/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $24,184,739.	$ 23,710,453	23,710,453

Total Repurchase Agreement (Cost $23,710,453)		23,710,453

Total Investments (Cost $267,837,532)		263,349,218
Net Other Assets (Liabilities) - (6.3)%		(15,638,960)

Net Assets - 100.0%		$ 247,710,258

Transamerica Funds	Page 11

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(Q)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$9,897,207	$—	$9,897,207
Corporate Debt Securities	—	16,811,971	—	16,811,971
Loan Assignments	—	204,650,403	—	204,650,403
Common Stocks	—	422,009	162,804	584,813
Preferred Stock	—	—	0	0
Exchange-Traded Funds	2,674,126	—	—	2,674,126
Commercial Paper	—	4,998,229	—	4,998,229
Other Investment Company	22,016	—	—	22,016
Repurchase Agreement	—	23,710,453	—	23,710,453

Total Investments	$2,696,142	$260,490,272	$162,804	$263,349,218

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Common Stocks (M)	$—	$—	$71,003	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the total value of 144A securities is $29,332,238, representing 11.8% of the Fund’s net assets.
(C)	Restricted securities. At January 31, 2024, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Caesars Entertainment, Inc. 6.25%, 07/01/2025	10/25/2023 - 11/28/2023	$1,977,650	$2,009,732	0.8%
Loan Assignments	Dun & Bradstreet Corp. Term Loan B, 01/18/2029	01/24/2024	203,039	202,836	0.1
Loan Assignments	NEP Group, Inc. Term Loan B 1.50%, 08/19/2026	12/21/2023 - 01/31/2024	751,731	750,811	0.3

Total			$2,932,420	$2,963,379	1.2%

(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2024. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	All or a portion of the security represents unsettled loan commitments at January 31, 2024 where the rate will be determined at time of settlement.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2024, the value of this security is $11,097, representing less than 0.1% of the Fund’s net assets.
(H)	Non-income producing securities.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2024, the total value of securities is $584,813, representing 0.2% of the Fund’s net assets.
(J)	Securities are Level 3 of the fair value hierarchy.
(K)	Securities deemed worthless.
(L)	Percentage rounds to less than 0.1% or (0.1)%.
(M)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(N)	All or a portion of the security is on loan. The value of the security on loan is $21,484, collateralized by cash collateral of $22,016. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(O)	Rates disclosed reflect the yields at January 31, 2024.
(P)	The Fund recognized transfers in and out of Level 3 as of January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Fund.

Transamerica Funds	Page 12

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined

Transamerica Funds	Page 13

Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Floating Rate (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Transamerica Funds	Page 14

Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 15